Investment Objectives and Goals - Copley Fund	Feb. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	COPLEY FUND
Objective, Primary [Text Block]	Investment Objective. The investment objective of the Copley Fund (the “Fund”) is to seek growth of capital.